Organization and Summary of Significant Accounting Policies (Details 17) - Restricted stock $ in Thousands	12 Months Ended
Jul. 01, 2018 USD ($)
Unrecognized compensation cost related to stock options and restricted stock granted under the plan
Compensation Cost	$ 1,092
Weighted Average Period Over Which Cost is to be Recognized (in years)	10 months 24 days